Property and Equipment	12 Months Ended
Jan. 31, 2023
Property and Equipment
Property and Equipment

Note 8 – Property and Equipment

	January 31,	January 31,
	2023	2022
Cost
Computer equipment and software	44,304	40,937
Furniture and fixtures	1,533	1,553
Leasehold improvements	1,076	822
Equipment installed with customers	1,936	1,635
Assets under construction	358	524
	49,207	45,471
Accumulated depreciation
Computer equipment and software	34,275	31,660
Furniture and fixtures	1,283	1,257
Leasehold improvements	660	531
Equipment installed with customers	1,555	1,206
	37,773	34,654
Net	11,434	10,817